Inventories (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of inventories

Inventories consist of the following:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Raw materials and consumables	83,300	92,327	1,335
Work-in-progress	30,192	25,362	367
Finished goods	6,392	15,017	217

	119,884	132,706	1,919